RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of Transactions Between Related Parties
The following table lists the related party balances included within the consolidated financial statements.

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Revenue from strategic capital services	$54,458	$160,088
Income from equity-accounted investments in multi-family rental properties	5,297	1,550
Income from equity-accounted investments in Canadian residential developments	4,348	11,198
Income from investments in U.S. residential developments	30,773	16,897
Performance fees expense	(2,550)	(35,854)
Gain on sale of Bryson MPC Holdings LLC	—	5,060
Net income recognized from related parties	$92,326	$158,939
The items set out below are included on various line items in the Company’s consolidated financial statements.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Receivables from related parties included in amounts receivable
Contractual fees and other receivables from investments managed	$28,399	$14,976
Employee relocation housing loan(1)	1,512	1,477
Annual incentive plan(2)	35,508	26,111
Long-term incentive plan(2)	31,740	30,929
Performance fees liability(2)	42,370	39,893
Dividends payable	516	497
Other payables to related parties included in amounts payable and accrued liabilities	76	166
(1) The employee relocation housing loan is non-interest bearing for a term of ten years, maturing in 2028.
(2) Balances from compensation arrangements are due to employees of the Company.
Compensation awarded to key management is as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Total salaries and benefits	$2,583	$2,499
Total AIP	10,504	12,996
Total LTIP	1,681	8,399
Total performance fees expense	1,489	24,374
Total key management compensation	$16,257	$48,268